Fair value measurements (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Fair Value Measurements (Textuals)
Restricted cash and investments	$ 16.3	$ 9.1
Average Maturity period of investment in AAA-rated money market mutual funds, days	less than 90 days
Carrying values and the fair values of Senior Notes
Carrying Amount	2,493.6	2,492.3
Fair Value	2,758.3	2,755.9
Fair Value, Inputs, Level 1 [Member]
Fair Value Measurements (Textuals)
Cash equivalents	426.3	909.8
Restricted cash and investments	16.3	9.1
Trading securities, included in other assets	13.5	11.4
5.25% senior notes due 2012, net of unamortized discount
Carrying values and the fair values of Senior Notes
Carrying Amount	999.6	999.4
Fair Value	1,056.0	1,068.6
6.25% senior notes due 2014, net of unamortized discount
Carrying values and the fair values of Senior Notes
Carrying Amount	996.9	996.1
Fair Value	1,116.0	1,095.7
7.25% senior notes due 2019, net of unamortized discount
Carrying values and the fair values of Senior Notes
Carrying Amount	497.1	496.8
Fair Value	$ 586.3	$ 591.6